ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable and allowance for credit losses consisted of the following:

	March 31,	December 31,
	2025	2024
Trade accounts receivable	$2,962,397	$2,870,021
Other	41,291	-
	3,003,688	2,870,021
Less allowance for credit losses	(1,424,074)	(1,470,868)
Total accounts receivable, net	$1,579,614	$1,399,153

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consisted of the following as of December 31:

	2024	2023
Trade accounts receivable	$2,870,021	$3,458,625
Other	-	167,383
	2,870,021	3,626,008
Less allowance for doubtful accounts	(1,470,868)	(1,227,136)
Total accounts receivable, net	$1,399,153	$2,398,872